Income Taxes - Summary of Components of the Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 180,588	$ 161,189
Tax credits	18,163	16,343
Accrual and reserves	3,137	4,907
Tangible and intangible assets	3,534	2,894
Stock-based compensation expense	2,333	4,596
Capitalized research costs	29,014	29,663
Other deferred tax asset	8,386	3,812
Gross deferred tax assets	245,155	223,404
Valuation allowance	(244,165)	(222,061)
Net deferred tax assets	990	1,343
Deferred tax liabilities:
Right-of-use assets	(990)	(1,343)
Gross deferred tax liabilities	$ (990)	$ (1,343)